INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Customer list
Other intangible assets
Amortization period	7 years
Computer software
Other intangible assets
Amortization period	3 years
Scrubber test facility
Other intangible assets
Amortization period	2 years
Marine Engineering segment
Other intangible assets
Additions from business combinations		$ 1.8